LOANS RECEIVABLE, Contractual Aging of Delinquent Loans (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Loans Receivable, Aging [Abstract]
Loans receivable, Current	$ 609,752	$ 521,262
Loans receivable, 30-59 days past due	1,438	2,026
Loans receivable, 60-89 days past due	348	456
Loans receivable, Loan past due 90 days or more	7,917	8,287
Loans receivable, Total past due	9,703	10,769
Total loans	619,455	532,031
Recorded investment over 90 days and accruing interest	0	0
Residential mortgages [Member]
Loans Receivable, Aging [Abstract]
Loans receivable, Current	369,271	319,982
Loans receivable, 30-59 days past due	111	1,161
Loans receivable, 60-89 days past due	0	329
Loans receivable, Loan past due 90 days or more	2,579	2,193
Loans receivable, Total past due	2,690	3,683
Total loans	371,961	323,665
Recorded investment over 90 days and accruing interest	0	0
Real estate-commercial [Member]
Loans Receivable, Aging [Abstract]
Loans receivable, Current	127,786	102,868
Loans receivable, 30-59 days past due	785	800
Loans receivable, 60-89 days past due	0	0
Loans receivable, Loan past due 90 days or more	774	1,098
Loans receivable, Total past due	1,559	1,898
Total loans	129,345	104,766
Recorded investment over 90 days and accruing interest	0	0
Real estate-residential [Member]
Loans Receivable, Aging [Abstract]
Loans receivable, Current	18,589	21,488
Loans receivable, 30-59 days past due	180	31
Loans receivable, 60-89 days past due	340	0
Loans receivable, Loan past due 90 days or more	896	51
Loans receivable, Total past due	1,416	82
Total loans	20,005	21,570
Recorded investment over 90 days and accruing interest	0	0
Real estate-multi-family [Member]
Loans Receivable, Aging [Abstract]
Loans receivable, Current	16,432	19,118
Loans receivable, 30-59 days past due	0	0
Loans receivable, 60-89 days past due	0	0
Loans receivable, Loan past due 90 days or more	191	0
Loans receivable, Total past due	191	0
Total loans	16,623	19,118
Recorded investment over 90 days and accruing interest	0	0
Construction loans [Member]
Loans Receivable, Aging [Abstract]
Loans receivable, Current	5,596	11,494
Loans receivable, 30-59 days past due	0	0
Loans receivable, 60-89 days past due	0	0
Loans receivable, Loan past due 90 days or more	3,177	4,794
Loans receivable, Total past due	3,177	4,794
Total loans	8,773	16,288
Recorded investment over 90 days and accruing interest	0	0
Commercial and industrial loans [Member]
Loans Receivable, Aging [Abstract]
Loans receivable, Current	6,849	4,646
Loans receivable, 30-59 days past due	0	0
Loans receivable, 60-89 days past due	0	0
Loans receivable, Loan past due 90 days or more	0	0
Loans receivable, Total past due	0	0
Total loans	6,849	4,646
Recorded investment over 90 days and accruing interest	0	0
Home equity and second mortgage [Member]
Loans Receivable, Aging [Abstract]
Loans receivable, Current	63,543	39,842
Loans receivable, 30-59 days past due	355	34
Loans receivable, 60-89 days past due	4	124
Loans receivable, Loan past due 90 days or more	300	143
Loans receivable, Total past due	659	301
Total loans	64,202	40,143
Recorded investment over 90 days and accruing interest	0	0
Other consumer [Member]
Loans Receivable, Aging [Abstract]
Loans receivable, Current	1,686	1,824
Loans receivable, 30-59 days past due	7	0
Loans receivable, 60-89 days past due	4	3
Loans receivable, Loan past due 90 days or more	0	8
Loans receivable, Total past due	11	11
Total loans	1,697	1,835
Recorded investment over 90 days and accruing interest	$ 0	$ 0